Regulatory Capital Requirements - Capital Conservation Buffer (Details)	Sep. 30, 2016	Jan. 01, 2016
Regulatory Capital Requirements
Initial capital conservation buffer (as a percent)		0.625%
Capital conservation buffer annual increase after initial year (as a percent)	0.625%
Capital conservation buffer final level (as a percent)	2.50%